UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  50 Washington Street 7th Floor
          Norwalk, CT  06854

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    203 956-5010

Signature, Place and Date of Signing:
David R. Korus                Norwalk, CT         May 14, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:      41,558 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER             TITL CUSIP        VALUE     SHARES            INV.   OTHE  VOTING AUTH
                           E OF              X1000                       DISC.  R
                           CLAS                                                 MGR
                           S
                                                                                          SOLE
ACTEL CORP                 COM   004934105         766     50,000    SH   SOLE           50,000
APPLE INC                  COM   037833100        2153     15,000    SH   SOLE           15,000
BOOKHAM INC                COM   09856E105         304    222,183    SH   SOLE          222,183
BORLAND SOFTWARE CORP      COM   099849101         473    229,600    SH   SOLE          229,600
CELESTICA INC              COM   15101Q108         336     50,000    SH   SOLE           50,000
CISCO SYSTEMS INC          COM   17275R102        1205     50,000    SH   SOLE           50,000
IONA TECHNOLOGIES PLC      COM   46206P109        1085    279,512    SH   SOLE          279,512
LATTICE SEMICONDUCTOR      COM   518415104        1425    500,000    SH   SOLE          500,000
CORP
MARVELL TECHNOLOGY GROUP   COM   G5876H105        1886    173,300    SH   SOLE          173,300
LTD
MICRON TECHNOLOGY INC      COM   595112103        2093    350,000    SH   SOLE          350,000
MICROSOFT CORP             COM   594918104        2129     75,000    SH   SOLE           75,000
ORACLE CORPORATION         COM   68389X105        1271     65,000    SH   SOLE           65,000
PMC-SIERRA INC             COM   69344F106        3569    625,000    SH   SOLE          625,000
POWERSHARES QQQ TRUST      COM   73935A104       18800    430,000    SH   SOLE          430,000
SERIES 1
RESEARCH IN MOTION LTD     COM   760975102        1683     15,000    SH   SOLE           15,000
VEECO INSTRUMENTS INC      COM   922417100         832     50,000    SH   SOLE           50,000
WIND RIVER SYSTEMS INC     COM   973149107        1548    208,200    SH   SOLE          208,200


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